RECEIVABLES	3 Months Ended
Mar. 31, 2025
Schedule Of Amounts Receivable
RECEIVABLES

4.	RECEIVABLES

As at	March 31, 2025	December 31, 2024
Trade accounts receivable	$667,330	$674,998
Sales tax receivable	66,539	54,592
	$733,869	$729,590
Current portion	$577,669	$573,390
Long term portion	156,200	156,200
	$733,869	$729,590

Provision for doubtful accounts

Balance at December 31, 2023	289,495
Increase during the year	140,011
Balance at December 31, 2024	429,506
Increase during the period	26,703
Balance at March 31, 2025	$456,209

During the three months ended March 31, 2025, the Company recorded a provision for doubtful accounts of $26,703 (2024 – $nil).

The long-term receivable represents a refundable deposit that the Company has asked to have returned. The agreement allows for a two-year repayment term once the request has been made. Funds were requested in April of 2024.

The Company applies a direct customer analysis approach to measure expected credit losses. The Company assesses collectability of receivables of each customer on an individual basis using quantitative and qualitative information available to management. The historical loss rates are adjusted to reflect the current and forward-looking information on economic factors affecting the ability of the customers to make regular monthly payments on the receivables.

Receivables are written off when there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include business closure and/or the failure to make monthly contractual payments.

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three Months Ended March 31, 2025

Expressed in Canadian Dollars (unaudited)